INCOME TAX	12 Months Ended
Jun. 30, 2018
Major components of tax expense (income) [abstract]
INCOME TAX
4.	INCOME TAX

	Years Ended June 30,
	2018	2017	2016

(a) Income tax expense:
Current tax	-	-	-
Adjustment for current tax of prior periods	-	-	-
Deferred tax	-	-	-

(b) Numerical reconciliation of income tax expense to prima facie tax payable:
Prima facie tax on net loss before income tax	(2,273,078)	(2,074,071)	(2,318,865)
Effect of lower tax rates of tax on overseas income	12,375	(28,639)	(11,111)

Add tax effect of:
(Over)/Under provision of income tax in previous year relating to a revision of estimates	-	-	4,582,839
Research and development expenditure (net of tax incentive)	1,187,557	1,079,650	1,743,004
Gain/(loss) on fair value of financial liabilities		-	-
Other	324,249	94,877	54,222

Deferred tax asset not recognized	748,896	928,183	(4,050,088)
Income tax expense attributable to loss before income tax	-	-	-

(c) Potential deferred tax asset at June 30, 2018, 2017 and 2016 in respect of: tax losses not brought to account is (1):	34,376,607	33,625,059	35,687,127
Temporary differences	(1,254,136)	(2,114,243)	(1,655,223)

(1) Subject to the Group continuing to meet the relevant statutory tests, the tax losses are available for offset against future taxable income.

At 30 June 2018, the Group had a potential tax benefit related to tax losses carried forward of $125,041,203. Such amount includes net losses of $440,122 related to subsidiaries in the United States (U.S.). The Tax Cuts and Jobs Act (TCJA) enacted by Congress in the U.S on 22 December 2017 cut the top corporate income tax rate from 35% to 21%. For tax years beginning after December 31, 2017, the graduated corporate tax rate structure is eliminated and corporate taxable income will be taxed at 21-percent flat rate. Additionally, the previous 20-year limitation on carry forward net operating losses (NOL’s) has been removed, allowing the NOL’s to be carried forward indefinitely. The remaining tax losses carried forward are indefinite and are attributable to the Group’s operations in Australia. As such the total unused tax losses available to the Group, equal $125,041,203.